BASTION ENERGY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Energy - 89.0% (a)
Oil & Gas Equipment & Services - 5.8%
Atlas Energy Solutions, Inc.	76,330	$999,923
ProPetro Holding Corp. (b)	95,402	1,083,767
		2,083,690
Oil & Gas Exploration & Production - 38.6% (a)
Antero Resources Corp. (b)	40,502	1,558,517
Devon Energy Corp.	28,252	1,370,505
Diamondback Energy, Inc.	7,148	1,433,031
EQT Corp.	30,249	1,638,891
Expand Energy Corp.	16,794	1,648,499
Mach Natural Resources LP	133,439	1,667,987
Ovintiv, Inc.	20,937	1,374,514
Riley Exploration Permian, Inc.	34,110	1,331,313
Venture Global, Inc. - Class A	125,212	1,833,104
		13,856,361
Oil & Gas Storage & Transportation - 44.6% (a)
Cheniere Energy, Inc.	8,606	2,510,284
Energy Transfer LP	87,437	1,880,770
Enterprise Products Partners LP	46,771	1,815,650
Kinetik Holdings, Inc.	29,860	1,637,224
NextDecade Corp. (b)	382,652	2,885,196
ONEOK, Inc.	19,538	1,875,843
Western Midstream Partners LP	33,080	1,591,148
Williams Cos., Inc.	24,291	1,823,040
		16,019,155
Total Energy		31,959,206

Utilities - 8.0%
Multi-Utilities - 3.9%
Sempra	17,175	1,403,197

Renewable Electricity - 4.1%
XPLR Infrastructure LP (b)	121,017	1,452,204
Total Utilities		2,855,401
TOTAL COMMON STOCKS (Cost $31,415,378)		34,814,607

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.0%
First American Government Obligations Fund - Class X, 3.59% (c)	1,089,352	1,089,352
TOTAL MONEY MARKET FUNDS (Cost $1,089,352)		$1,089,352

TOTAL INVESTMENTS - 100.0% (Cost $32,504,730)		$35,903,959
Liabilities in Excess of Other Assets - (0.0)% (d)		(5,931)
TOTAL NET ASSETS - 100.0%		$35,898,028

BASTION ENERGY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BASTION ENERGY ETF

Summary of Fair Value Disclosures as of August 31, 2026 (Unaudited)

Bastion Energy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$34,814,607	$—	$—	$34,814,607
Money Market Funds	1,089,352	—	—	1,089,352
Total Investments	$35,903,959	$—	$—	$35,903,959

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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